Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Unaudited Pro Forma Information) (Details) (Predecessor and Pro Forma [Member], USD $)	12 Months Ended
Dec. 31, 2013
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Blended federal and state tax rate (percent)	36.00%
Deferred tax liability	$ 112,400,000
Distribution payable	29,484,000
RSP Permian Holdco, LLC [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Distribution payable	27,800,000
Rising Star [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Distribution payable	$ 1,700,000